Additional Information - Condensed Financial Statements of The Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock shares issued	470,619,019	468,556,155
Common stock shares outstanding	349,264,771	373,336,531
Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	820,000,000	820,000,000
Common stock shares issued	394,439,081	392,376,217
Common stock shares outstanding	273,084,833	297,156,593
Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938
Parent Company | Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	820,000,000	820,000,000
Common stock shares issued	394,439,081	392,376,217
Common stock shares outstanding	273,084,833	297,156,593
Parent Company | Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938